WARRANTS (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
WARRANTS
Stock price trigger for redemption of public warrants (in dollars per share)	$ 18.00
Public Warrant
WARRANTS
Warrants outstanding	11,500,000
Public Warrants exercisable term after the completion of a business combination	30 days	30 days
Public Warrants exercisable term from the closing of the initial public offering	12 months	12 months
Public Warrants expiration term	5 years	5 years
Threshold period for filling registration statement after business combination	15 days	15 days
Threshold period for registration statement to be effective after which warrants can be exercised on a cashless basis	60 days	60 days
Redemption price per public warrant (in dollars per share)	$ 0.01	$ 0.01
Minimum threshold written notice period for redemption of public warrants	30 days	30 days
Threshold trading days for redemption of public warrants	20 days
Threshold consecutive trading days for redemption of public warrants	30 days
Stock price trigger for redemption of public warrants (in dollars per share)	$ 18.00	$ 18.00
Threshold issue price for capital raising purposes in connection with the closing of a Business Combination	$ 9.20	$ 9.20
Percentage of gross proceeds on total equity proceeds	60.00%	60.00%
Threshold trading days for calculating market value	20 days
Adjustment of exercise price of warrants based on market value and newly issued price (as a percent)	115.00%	115.00%
Adjustment one of redemption price of stock based on market value and newly issued price (as a percent)	180.00%	180.00%
Private Placement Warrants
WARRANTS
Warrants outstanding	6,600,000
Threshold period for not to transfer, assign or sell any of their shares or warrants after the completion of the initial business combination	30 days	30 days